OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21338

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,
New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	February 28, 2010

Date of reporting period:	May 31, 2009

Form N-Q is to be used by the management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CORPORATE BONDS & NOTES - 46.3%
	Advertising - 0.9%
$6,940	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	$6,020,450
	Aerospace & Defense - 0.8%
1,270	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB+	1,203,325
4,060	DigitalGlobe, Inc., 10.50%, 5/1/14 (a) (b)	Ba3/BB	4,191,950
			5,395,275
	Apparel - 1.2%
7,865	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	7,629,050
	Auto Components - 3.2%
9,120	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	7,706,400
9,700	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	8,293,500
7,500	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC	4,650,000
			20,649,900
	Banks - 0.7%
5,544	GMAC LLC, 6.75%, 12/1/14 (a) (b)	NR/CCC	4,634,280
	Chemicals - 0.2%
3,110	Momentive Performance Materials, Inc., 9.75%, 12/1/14 (c)	Caa2/CC	1,197,350
	Commercial Services & Supplies - 3.1%
11,730	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	8,093,700
10,040	Hertz Corp., 10.50%, 1/1/16	B2/CCC+	8,785,000
4,165	Interface, Inc., 9.50%, 2/1/14	B3/B-	3,196,638
			20,075,338
	Construction & Engineering - 1.4%
10,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	9,164,800
	Distribution/Wholesale - 0.5%
3,980	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	3,422,800
	Diversified Financial Services - 2.1%
	Ford Motor Credit Co. LLC
9,205	7.00%, 10/1/13	Caa1/CCC+	7,434,584
6,220	9.875%, 8/10/11	Caa1/CCC+	5,680,993
			13,115,577
	Diversified Telecommunication - 1.2%
7,850	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	7,467,313
	Electric - 0.7%
6,385	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	Caa1/B-	4,565,275
	Electrical Components & Equipment - 1.3%
5,500	Anixter, Inc., 10.00%, 3/15/14	Ba2/BB+	5,472,500
2,570	Baldor Electric Co., 8.625%, 2/15/17	B3/B	2,351,550
			7,824,050
	Entertainment - 1.7%
11,060	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	11,170,599
	Food & Staples Retailing - 0.8%
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	4,821,200

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Health Care Providers & Services - 5.2%
$6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B	$6,230,125
10,755	AMR Holdings Co., Inc., 10.00%, 2/15/15	B1/B	10,996,987
2,000	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a) (b)	Ba2/BB+	1,955,000
5,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	6,224,400
5,935	HCA, Inc., 9.25%, 11/15/16	B2/BB-	5,845,975
3,075	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB	2,321,625
			33,574,112
	Household Durables - 0.8%
1,575	DR Horton, Inc., 6.50%, 4/15/16	Ba3/BB-	1,354,500
4,200	Jarden Corp., 7.50%, 5/1/17	B3/B-	3,654,000
			5,008,500
	IT Services - 0.7%
8,925	Unisys Corp., 8.00%, 10/15/12	Caa1/CC	4,261,688
	Leisure Time - 1.0%
12,440	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	6,531,000
	Lodging - 0.4%
2,143	Mandalay Resort Group, 1.977%, 3/21/33, FRN (e) (g)	Caa2/CCC+	2,314,523
	Machinery - 0.3%
7,205	Accuride Corp., 8.50%, 2/1/15	Ca/CC	2,161,500
	Media - 0.8%
1,000	Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	925,000
4,225	Mediacom LLC , 9.50%, 1/15/13	B3/B-	4,056,000
			4,981,000
	Metals & Mining - 1.0%
5,305	RathGibson, Inc., 11.25%, 2/15/14	Caa2/CCC+	1,883,275
4,500	Steel Dynamics, Inc., 7.375%, 11/1/12	Ba2/BB+	4,162,500
			6,045,775
	Miscellaneous Manufacturing - 2.5%
11,225	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	8,418,750
1,845	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/CCC+	823,331
8,290	Polypore, Inc., 8.75%, 5/15/12	B3/B-	7,046,500
			16,288,581
	Oil, Gas & Consumable Fuels - 2.0%
4,740	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	4,111,950
4,045	OPTI Canada, Inc., 8.25%, 12/15/14	B3/B	2,811,275
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a) (b)	B3/B-	5,984,375
			12,907,600
	Paper & Forest Products - 1.4%
10,030	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	5,265,750
11,055	NewPage Corp., 12.00%, 5/1/13	Caa1/CCC+	3,675,788
			8,941,538
	Pipelines - 1.0%
8,900	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	6,519,250
	Retail - 1.8%
2,120	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	Caa1/CCC	1,547,600
2,125	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa2/CCC	1,710,625
3,490	Michaels Stores, Inc., 10.00%, 11/1/14	Caa2/CCC	2,530,250
9,305	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	4,978,175
885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B-	891,638
			11,658,288

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Semiconductors & Semiconductor Equipment - 0.9%
$6,570	Amkor Technology, Inc., 9.25%, 6/1/16	B2/B+	$5,896,575
	Software - 1.1%
10,605	First Data Corp., 9.875%, 9/24/15	Caa1/B-	7,264,425
	Telecommunications - 3.0%
3,150	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	3,260,250
11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (f)	WR/NR	72,750
5,155	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16 (a) (b)	B3/BB-	5,155,000
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	4,888,675
4,615	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	3,668,925
2,770	West Corp., 11.00%, 10/15/16	Caa1/B-	2,368,350
			19,413,950
	Textiles, Apparel & Luxury Goods - 0.3%
2,160	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B+	1,933,200
	Wireless Telecommunication Services - 2.3%
4,250	Crown Castle International Corp., 9.00%, 1/15/15	B2/B+	4,313,750
10,160	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	10,413,999
			14,727,749

	Total Corporate Bonds & Notes (cost-$372,058,321)		297,582,511

CONVERTIBLE BONDS & NOTES - 35.6%
	Aerospace & Defense - 0.8%
5,975	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	5,416,935
	Banks - 0.9%
6,195	National City Corp., 4.00%, 2/1/11	A3/A	5,923,969
	Commercial Services & Supplies - 1.2%
1,715	Bowne & Co., Inc., 6.00%, 10/1/33 (c)	B3/CCC+	1,652,831
6,855	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	5,783,906
			7,436,737
	Computers - 0.9%
6,895	Maxtor Corp., 2.375%, 8/15/12	NR/B	5,628,044
	Diversified Telecommunication - 1.3%
5,415	QWest Communications International, 3.50%, 11/15/25	B1/B+	5,475,919
3,110	TW Telecom, Inc., 2.375%, 4/1/26	B3/CCC+	2,760,125
			8,236,044
	Electrical Equipment - 4.4%
6,490	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	5,548,950
8,255	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	6,067,425
7,110	General Cable Corp., 0.875%, 11/15/13	B1/B+	6,656,737
14,750	JA Solar Holdings Co. Ltd., 4.50%, 5/15/13	NR/NR	9,850,049
			28,123,161
	Energy Equipment & Services - 0.2%
1,915	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (c)	NR/BB-	1,603,812
	Entertainment - 0.8%
5,175	Macrovision Corp., 2.625%, 8/15/11	NR/B	5,168,531
	Health Care Providers & Services - 1.5%
3,795	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	3,609,994
7,830	Omnicare, Inc., 3.25%, 12/15/35	B3/B+	5,510,363
			9,120,357

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Insurance - 0.7%
$4,225	Prudential Financial, Inc., zero coupon, 12/15/37, FRN	Baa2/A	$4,237,675
	Internet Software & Services - 2.4%
6,805	Alliance Data Systems Corp., 1.75%, 8/1/13 (a) (b)	NR/NR	4,976,156
6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B-	5,846,488
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	4,604,556
			15,427,200
	Life Sciences Tools & Services - 0.8%
5,100	Life Technologies Corp., 3.25%, 6/15/25	NR/BB+	5,138,250
	Machinery - 1.0%
6,830	AGCO Corp., 1.25%, 12/15/36	NR/BB	6,309,213
	Media - 2.8%
6,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	6,132,850
6,420	Liberty Media LLC, 3.125%, 3/30/23	Ba2/BB+	5,497,125
6,920	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	6,625,900
			18,255,875
	Oil, Gas & Consumable Fuels - 2.6%
6,900	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	6,348,000
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	4,862,344
6,070	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	5,751,325
			16,961,669
	Pharmaceuticals - 1.4%
5,595	Mylan, Inc., 1.25%, 3/15/12	NR/B+	4,937,588
3,925	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba2/BB+	3,826,875
			8,764,463
	Real Estate Investment Trusts (REIT) - 5.3%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	4,021,062
7,275	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	5,056,125
6,635	Digital Realty Trust LP, 5.50%, 4/15/29 (a) (b)	NR/NR	6,513,580
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,384,100
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB-	4,745,863
9,540	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	8,514,450
			34,235,180
	Semiconductors & Semiconductor Equipment - 2.1%
8,025	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	5,025,656
3,500	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	4,116,875
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,574,450
			13,716,981
	Specialty Retail - 2.6%
16,874	Sonic Automotive, Inc., 6.00%, 5/15/12 (e)	Caa2/NR	16,874,449
	Telecommunications - 1.2%
7,450	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	7,394,125
	Textiles, Apparel & Luxury Goods - 0.7%
4,880	Iconix Brand Group, Inc., 1.875%, 6/30/12	B3/B	4,318,800

	Total Convertible Bonds & Notes (cost-$216,839,347)		228,291,470

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK - 13.4%
	Capital Markets - 0.7%
	Lehman Brothers Holdings, Inc. (d) (e) (f),
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	$2,580,029
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,672,561
			4,252,590
	Chemicals - 0.4%
102	Celanese Corp., 4.25%, 12/31/49	NR/NR	2,901,501
	Commercial Banks - 1.7%
34	Fifth Third Bancorp, 8.50%, 12/31/49	Baa3/BBB-	2,975,373
10	Wells Fargo & Co., 7.50%, 12/31/49	Ba3/A	7,710,749
			10,686,122
	Commercial Services & Supplies - 0.1%
37	United Rentals Trust I, 6.50%, 8/1/28	Caa1/B1	524,882
	Diversified Financial Services - 2.1%
11	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	8,458,799
136	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	Ca/C	5,255,390
			13,714,189
	Electric - 1.1%
190	AES Trust III, 6.75%, 10/15/29	B3/B	7,326,494
	Food Products - 0.7%
55	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	4,539,623
	Household Durables - 0.9%
10	Stanley Works, 5.125%, 5/17/12, FRN	A3/BBB+	5,762,400
	Insurance - 0.7%
256	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	4,492,649
	Metals & Mining - 1.1%
81	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	6,832,320
	Oil, Gas & Consumable Fuels - 1.2%
105	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	7,427,175
	Pharmaceuticals - 0.7%
21	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	4,585,746
	Real Estate Investment Trusts (REIT) - 0.5%
283	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	1,657,598
30	Simon Property Group, Inc., 6.00%, 12/31/49	Baa1/BBB	1,391,515
			3,049,113
	Sovereign - 1.5%
75	Eksportfinans A/S, 10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	9,878,218

	Total Convertible Preferred Stock (cost-$134,760,168)		85,973,022

U.S. GOVERNMENT SECURITIES - 3.5%
Principal
Amount
(000)
$22,035	United States Treasury Notes, 12.50%, 8/15/14 (cost-$24,205,603)		22,584,156

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Shares
(000)		Value*
COMMON STOCK - 0.3%
	Retail-Automobile - 0.3%
199	Sonic Automotive, Inc. Cl. A (g) (cost-$910,550)	$1,888,211

SHORT-TERM INVESTMENTS - 0.9%
Principal
Amount
(000)
	Time Deposit - 0.9%
$5,924	Citibank-Nassau, 0.060%, 6/1/09 (cost-$5,924,288)	5,924,288

Total Investments (cost-$754,698,277) - 100.0%		$642,243,658

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates fair value, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $40,036,241, representing 6.2% of total investments.
(c)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(e)	Fair-Valued—Securities with an aggregate value of $23,441,562, representing 3.6%, of total investments.
(f)	In default.
(g)	Non-income producing

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2009 (unaudited)

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2009.
NR — Not Rated
WR — Withdrawn Rating

Fair Value Measurements—The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access.
  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges.
  Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset or liability's level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2009 in valuing the Fund's investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$72,338,910
Level 2 — Other Significant Observable Inputs	546,463,186
Level 3 — Significant Unobservable Inputs	23,441,562
Total	$642,243,658

A roll forward of fair value measurement using significant unobservable inputs (Level 3) at May 31, 2009, was as follows:

Investments in
Securities
Beginning balance, February 28, 2009	$19,461,237
Net purchases (sales) and settlements	(910,551)
Accrued discounts (premiums)	17,014
Total realized gain (loss)	-
Total change in unrealized appreciation/depreciation	4,873,862
Transfers in and/or out of Level 3	-
Ending balance, May 31, 2009	$23,441,562

Net change in unrealized appreciation/
depreciation on investments held at
May 31, 2009	$ -

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2009